3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jan. 31, 2018
Notes
3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies set out below have been applied consistently, to all periods presented in these financial statements.  The significant accounting policies adopted by the Company are as follows:

(a)      Foreign currency translation

The monetary assets and liabilities of the Company that are denominated in foreign currencies are translated to our functional currency at the rate of exchange at the reporting date and non-monetary items are translated using the exchange rate at the date of the transaction.  Revenues and expenses are translated at the exchange rates approximating those in effect at the time of the transaction.  Exchange gains and losses arising on translation are included in the statements of comprehensive loss.

(b)      Cash and cash equivalents

Cash includes cash on hand and demand deposits.  Cash equivalents includes short-term, highly liquid investments that are readily convertible to known amounts of cash and have a maturity date of less than 90 days and are subject to an insignificant risk of change in value.

(c)       Mineral property interests and Exploration and evaluation assets

All costs related to the acquisition of mineral properties are capitalized as Mineral Property interest.  The recorded cost of mineral property interests is based on cash paid and the fair market value of share consideration issued for mineral property interest acquisitions.

All pre-exploration costs, i.e. costs incurred prior to obtaining the legal right to undertake exploration and evaluation activities on an area of interest, are expensed as incurred.  Once the legal right to explore has been acquired, exploration and evaluation expenditures are capitalized in respect of each identifiable area of interest until the technical feasibility and commercial viability of extracting a mineral resource are demonstrable.  Costs incurred include appropriate technical overheads.  Exploration and evaluation assets are carried at historical cost, less any impairment losses recognized.

When technical feasibility and commercial viability of extracting a mineral resource are demonstrable for an area of interest, the Company stops capitalizing exploration and evaluation costs for that area, tests recognized exploration and evaluation assets for impairment and reclassifies any unimpaired exploration and evaluation assets either as tangible or intangible mine development assets according to the nature of the assets.  Mineral properties are reviewed for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.  If, after management review, it is determined that the carrying amount of a mineral property is impaired, that property is written down to its estimated net realizable value.  When a property is abandoned, all related costs are written off to operations.

(d)      Impairment

(i)     Financial assets

Financial assets, not carried at fair value through profit or loss, are assessed at each reporting date to determine whether or not there is objective evidence that they are impaired.  A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset which had a negative effect on the estimated future cash flows of that asset.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate.  Losses are recognized in profit or loss.  When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss.

(ii)    Non-financial assets

The carrying amounts of equipment, vehicles and furniture are reviewed at each reporting date to determine whether there is any indication of impairment.

The carrying amounts of mining properties and exploration and evaluation assets are assessed for impairment only when indicators of impairment exist, typically when one of the following circumstances applies:

•         Exploration rights have / will expire in the near future;

•         No future substantive exploration expenditures are budgeted;

•         No commercially viable quantities discovered and exploration and evaluation activities will be discontinued;

•         Exploration and evaluation assets are unlikely to be fully recovered from successful development or sale.  If any such indication exists, then the asset’s recoverable amount is estimated.

Mining properties and exploration and evaluation assets are also assessed for impairment upon the transfer of exploration and evaluation assets to development assets regardless of whether facts and circumstances indicate that the carrying amount of the exploration and evaluation assets is in excess of their recoverable amount.

The recoverable amount of an asset (or cash-generating unit) is the greater of its value in use and its fair value less costs to sell.  In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.  For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the "cash-generating unit", or "CGU").  The level identified by the group for the purposes of testing exploration and evaluation assets for impairment corresponds to each mining property.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount.  Impairment losses are recognized in profit or loss.  Impairment losses recognized in respect of CGUs are allocated to the assets in the unit (group of units) on a pro rata basis.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists.  An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount.  An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

(e)      Restoration and close down provision

The Company is required to have a bond in place in an amount determined by the Ministry of Mines to provide for the costs of reclamation of the site disturbances.  This bond shows as Reclamation deposit in the assets on the statement of financial position.  The reclamation obligation is generally considered to have been incurred when mine assets are constructed or the ground environment is disturbed at the project location.

The Company also estimates the timing of the outlays, which is subject to change depending on continued operation or newly discovered reserves.  Additional disturbances or changes in restoration obligations will be recognized when they occur.

The Company has determined that it has no additional restoration obligations as at January 31, 2018.

(f)       Equipment, vehicles and furniture

Equipment, vehicles and furniture are recorded at cost.  Depreciation is calculated on the residual value, which is the historical cost of an asset less the prior allowances made.  Depreciation methods, useful life and residual value are reviewed at each financial year-end and adjusted, if appropriate.  Where an item of equipment, vehicles and furniture is comprised of major components with different useful lives, the components are accounted for as separate items.  The Company currently provides for depreciation annually as follows:

Automobile	30% declining balance
Computer equipment	30% to 45% declining balance
Office furniture and equipment	20% declining balance

(g)      Option based payments

The Company has an equity settled stock option plan that grants options to buy common shares of the Company to Eligible Persons (as defined by the policies of the TSX Venture Exchange and/or National Instrument 45-106).  The fair value of stock options are estimated at the measurement date, using the Black-Scholes option pricing model and recorded as option based payments expense in the statement of comprehensive loss and credited to contributed surplus within shareholders’ equity, over the vesting period of the stock options, based on the Company’s estimate of the number of stock options that will eventually vest.

(h)      Private Placement Unit Offerings

The Company engages in equity financing transactions to obtain the funds necessary to continue operations.  These equity financing transactions involve issuance of common shares or units (“Units”).  A Unit comprises a specific number of common shares and a specific number of share purchase warrants (“Warrants”) at a set price.  The Warrants are exercisable into additional common shares prior to expiry at a price and on the terms and conditions stipulated by the Financing Agreement.

Warrants that are part of units are valued using residual value method which involves comparing the selling price of the Units to the Company’s share price on the announcement date of the financing.  The market value is then applied to the common share purchase (“Share Capital”), and any residual amount is assigned to the warrants (“Warrant Reserve”).

Warrants that are issued as payments for agency fees or other transaction costs are accounted for as share-based payments and are recognized in equity.

Under IAS 32, these warrants are an equity instrument as they are not issued in exchange for goods or services and are exercisable for a fixed amount of cash, denominated in our functional currency.  Warrants classified as equity instruments are not subsequently re-measured for changes in fair value.

If a warrant holder exercises the option to convert the warrants into common shares, the accounting for the exercise will include the transfer of the Warrant Reserve value to the Share Capital account.  The accounting for unexercised warrants will transfer the Warrant Reserve value to the Contributed Surplus account at the date the warrants expire unexercised.

(i)        Loss per share

The basic and diluted loss per share shown in these statements is calculated using the weighted-average number of common shares outstanding during the year.

The weighted average number of common shares outstanding for the year ended January 31, 2018 does not include the 2,004,965 (2017 – 429,400) warrants outstanding and the 2,525,000 (2017 – 2,425,000) stock options outstanding as the inclusion of these amounts would reduce the loss per share amount and are therefore considered anti-dilutive.

(j)       Income taxes

Income tax expense comprises current and deferred tax.  Income tax is recognized in the statements of comprehensive loss except to the extent it relates to items recognized in other comprehensive income or directly in equity.

(i)     Current tax

Current tax expense is based on the results for the period as adjusted for items that are not taxable or not deductible.  Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the end of the reporting period.  Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation.  Provisions are established where appropriate on the basis of amounts expected to be paid to the tax authorities.

(ii)    Deferred tax

Deferred taxes are the taxes expected to be payable or recoverable on the difference between the carrying amounts of assets in the statement of financial position and their corresponding tax bases used in the computation of taxable profit, and are accounted for using the statement of financial position liability method.  Deferred tax liabilities are generally recognized for all taxable temporary differences between the carrying amounts of assets and their corresponding tax bases.  Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.  Such assets and liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities:

•         are generally recognized for all taxable temporary differences;

•         are recognized for taxable temporary differences arising on investments in subsidiaries except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future; and

•         are not recognized on temporary differences that arise from goodwill which is not deductible for tax purposes.

Deferred tax assets:

•         are recognized to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilized; and

•         are reviewed at the end of the reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of an asset to be recovered.

(k)      Financial instruments

All financial instruments must be recognised, initially, at fair value on the statement of financial position.  Subsequent measurement of the fair value of the financial instrument is based on their initial classification in one of the listed categories.  FVTPL has a subcategory classified as “held for trading” where financial assets acquired for the purpose of short-term profit taking are categorized.  Unrealized gains and losses on held for trading instruments are recognised in earnings.

The Company has classified each financial instrument into the following categories:

Financial Asset or Liability	Category
Cash and cash equivalents	FVTPL (Fair value through profit or loss)
Receivables	Loans and receivables
Reclamation deposits	Loans and receivables
Accounts payable and accrued liabilities	Other liabilities
Amounts owing to related parties	Other liabilities

(i)     Financial assets

The Company classifies financial assets into one of the following categories, depending on the purpose for which the asset was acquired.  Management determines the classification of the financial assets at initial recognition.

Fair value through profit or loss

A financial asset is classified as fair value through profit or loss if it is designated as held for trading upon initial recognition.  Financial assets in this category are initially recognized at fair value with subsequent changes in fair value recorded through the statement of comprehensive loss.  Cash and cash equivalents are included in this category of financial assets.

Loans and receivables

Loans and receivables are non-derivative financial assets with determinable payments that are not quoted in an active market.  They are classified as current assets or non-current assets based on their maturity date, and are carried at amortized cost, using the effective interest method, less any impairment.  Accounts receivable and reclamation deposits are included in this category of financial assets.

All financial assets, except for those at fair value through profit or loss, are subject to review for impairment at least at each reporting date.  Financial assets are impaired when there is objective evidence that the asset (or asset group) has a fair value that is less than the recorded value.  Different criteria to determine impairment are applied for each category of financial assets.

Financial assets are de-recognized when the contractual rights to the cash flows from the financial asset expire or when the contractual rights to those assets are transferred.

Gains or losses related to impairment or de-recognition are recognized in the statement of comprehensive loss in the period in which they occur.

(ii)    Financial liabilities

The Company classifies its financial liabilities as other financial liabilities.  Management determines the classification at initial recognition.  Other financial liabilities are non-derivative and are recognized initially at fair value, net of transaction costs incurred and are subsequently stated at amortized cost.  Amortized cost is calculated using the effective interest method.  The effective interest rate is the rate that discounts estimated future cash payments through the expected life of the financial instrument to the net carrying amount of the financial liability.  Any difference between the amounts is recognized in the statement of comprehensive loss over the period to maturity.

Accounts payable, accrued liabilities, and amounts owing to related parties are included in this category of financial liabilities.

Financial liabilities are classified as current liabilities if payment is due within one year or less.  If not, they are presented as non-current liabilities.

(l)        Financial instruments and risk management

Financial instruments of the Company carried on the Statements of Financial Position are carried at amortized cost with the exception of cash, which is carried at fair value.  There are no significant differences between the carrying value of financial instruments and their estimated fair values as at January 31, 2018 due to the immediate or short-term maturities of the financial instruments.

The Company classifies its fair value measurements according to the following hierarchy:

•         Level 1 – quoted prices in active markets for identical financial instruments.

•         Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant and significant value drivers are observable in active markets.

•         Level 3 – valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company’s cash and cash equivalents have been assessed on the fair value hierarchy described above and classified as Level 1.

(m)     Equity instruments

Equity instruments issued by the Company are recorded at the proceeds received net of direct issuance costs.  The Company has its common shares as equity instruments.

(n)      Leases

Leases in terms of which the Company assumes substantially all the risks and rewards of ownership are classified as finance leases.  Upon initial recognition, the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments.  Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset.  Leases in terms of which the Company does not assume substantially all the risks and rewards of ownership are classified as operating leases, which are recognised as an expense on a straight-line basis over the lease term.  The Company currently does not have any finance leases.

(o)      Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.  Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability.  The unwinding of the discount is recognized as a finance cost.  The Company has not recognized any legal or constructive obligations based on past events during the current period.

(p)      Finance costs

Finance costs comprise interest expense on borrowings and the reversal of the discount on provisions.  Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in the income statement using the effective interest method.  The Company currently does not have any finance costs.